CHASE BALANCED FUND
CHASE CORE EQUITY FUND
CHASE EQUITY GROWTH FUND
CHASE EQUITY INCOME FUND
CHASE INCOME FUND
CHASE INTERMEDIATE TERM BOND FUND
CHASE INTERNATIONAL EQUITY FUND
CHASE MID CAP GROWTH FUND
CHASE MONEY MARKET FUND
CHASE NEW YORK TAX FREE INCOME FUND
CHASE SHORT-INTERMEDIATE TERM
U.S. GOVERNMENT SECURITIES FUND
CHASE SMALL CAPITALIZATION FUND
CHASE TAX FREE INCOME FUND
CHASE TAX FREE MONEY MARKET FUND
CHASE U.S. GOVERNMENT SECURITIES FUND

SUPPLEMENT DATED AUGUST 3, 1998
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED APRIL 30, 1998

The Retail Shares, as described in the Statement of Additional Information have been renamed the Investor Shares and are available for investment as of July 31, 1998.

The Chase Mid Cap Growth Fund, the Chase International Equity Fund and the Tax Free Funds are not currently available for investment.